Stockholders' Equity (Common And Preferred OP Units) (Narrative) (Details) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Noncontrolling Interests [Member]	Dec. 31, 2012 Class B And Class C Preferred Units [Member]	Dec. 31, 2012 Class B Contingent Units [Member]	Dec. 31, 2012 Preferred OP Units [Member]	Jun. 30, 2012 Preferred OP Units [Member] Noncontrolling Interests [Member]
Schedule Of Stockholders' Equity [Line Items]
Shares issued	4,717,375	96,284					81,919,848
Stock conversion, threshold of trading days				20 days		20 days
Conversion price				$ 100
Per annum distribution rate	1.50%			3.00%
Distributions in arrears				$ 172,000
Temporary shares issued	273,326	273,326
Stock conversion, minimum physical occupancy rate of contributed proeprties					90.00%
Reduction of noncontrolling interest from extinguishment of debt	$ (7,657,500)		$ (5,989,258)